Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments

6. Derivative Instruments

Commodity Derivatives

We utilize costless collars and swap derivative contracts to hedge against the variability in cash flows associated with anticipated natural gas midstream revenues and cost of midstream gas purchased. We also utilize collar derivative contracts to hedge against the variability in our frac spread. Our frac spread is the spread between the purchase price for the natural gas we purchase from producers and the sale price for NGLs that we sell after processing. We hedge against the variability in our frac spread by entering into costless collar and swap derivative contracts to sell NGLs forward at a predetermined commodity price and to purchase an equivalent volume of natural gas forward on an MMBtu basis. While the use of derivative instruments limits the risk of adverse price movements, such use may also limit future revenues or cost savings from favorable price movements.

With respect to a costless collar contract, the counterparty is required to make a payment to us if the settlement price for any settlement period is below the Put (or floor) price for such contract. We are required to make a payment to the counterparty if the settlement price for any settlement period is above the Call (or ceiling) price for such contract. Neither party is required to make a payment to the other party if the settlement price for any settlement period is equal to or greater than the floor price and equal to or less than the ceiling price for such contract. With respect to a swap contract for the purchase of a commodity, the counterparty is required to make a payment to us if the settlement price for any settlement period is greater than the swap price for such contract, and we are required to make a payment to the counterparty if the settlement price is less than the swap price for such contract.

We determine the fair values of our derivative agreements by discounting the cash flows based on quoted forward prices for the respective commodities as of December 31, 2011, using discount rates adjusted for the credit risk of the counterparties if the derivative is in an asset position and our own credit risk for derivatives in a liability position. The following table sets forth our positions as of December 31, 2011 for commodities related to natural gas midstream revenues and cost of midstream gas purchased:

	Average Volume Per Day		Swap Price		Weighted Average Price		Fair Value at December 31, 2011
					Put	Call
NGL – natural gasoline collar	(gallons	)			(per gallon)
First quarter 2012 through fourth quarter 2012	54,000				$1.75	$2.02	$(4,767)

Crude oil swap	(barrels	)	(per barrel	)
First quarter 2012 through fourth quarter 2012	600		$88.62				(2,201)

Natural gas purchase swap	(MMBtu	)	(MMBtu	)
First quarter 2012 through fourth quarter 2012	4,000		$5.195				(2,829)

Settlements to be paid in subsequent period							(812)

At December 31, 2011, we reported a net derivative liability related to the commodity derivatives of $10.6 million. No amounts remain in AOCI related to the commodity derivatives for which we discontinued hedge accounting in 2006, and no amounts have been recorded to AOCI related to the derivative positions as of December 31, 2011.

Interest Rate Swaps

We have entered into the Interest Rate Swaps to establish fixed rates on a portion of the outstanding borrowings under the Revolver. From January 2012 to December 2012, the notional amounts of the Interest Rate Swaps total $100.0 million with us paying a weighted average fixed rate of 2.09% on the notional amount, and the counterparties paying a variable rate equal to the three-month London Interbank Offered Rate (“LIBOR”). The Interest Rate Swaps have been entered into with three financial institution counterparties, with no counterparty having more than 50% of the open positions. The following table sets forth our positions as of December 31, 2011 for the Interest Rate Swaps:

	Notional Amounts (in millions)	Swap Interest Rates (1)		Fair Value at December 31, 2011
Term		Pay	Receive
January 2012 – December 2012	$100.0	2.09%	LIBOR	$(1,433)

(1)	References to LIBOR represent the 3-month rate.

During the first quarter of 2009, we discontinued hedge accounting for all of the Interest Rate Swaps. Accordingly, subsequent fair value gains and losses for the Interest Rate Swaps have been recognized in earnings on our consolidated statements of income. At December 31, 2011, a $0.7 million gain remained in AOCI related to the Interest Rate Swaps. The $0.7 million gain will be recognized in the derivatives line as the original forecasted interest payments occur.

We reported a (i) net derivative liability of $1.4 million at December 31, 2011 and (ii) gain in AOCI of $0.7 million at December 31, 2011 related to the Interest Rate Swaps. In connection with periodic settlements and related reclassification of other comprehensive income, we recognized $0.3 million of net hedging losses in the derivatives line in the year ended December 31, 2011. Based upon future interest rate curves at December 31, 2011, we expect to realize $1.4 million of hedging losses within the next 12 months. The amounts that we ultimately realize will vary due to changes in the fair value of open derivative agreements prior to settlement.

Financial Statement Impact of Derivatives

The following table summarizes the effects of our derivative activities, as well as the location of the gains and losses, on our consolidated statements of income for the periods presented:

	Location of gain (loss) on derivatives recognized in income	Year Ended December 31,
		2011	2010	2009
Derivatives not designated as hedging instruments:
Interest rate contracts (1)	Interest expense	—	(1,090)	(3,356)
Interest rate contracts	Derivatives	(851)	(7,930)	(4,306)
Commodity contracts	Derivatives	(12,591)	(14,563)	(15,408)

Total decrease in net income resulting from derivatives		$(13,442)	$(23,583)	$(23,070)

Realized and unrealized derivative impact:
Cash received (paid) for commodity and interest rate contract settlements	Derivatives	$(25,688)	$(10,075)	$3,000
Cash paid for interest rate contract settlements	Interest expense	—	—	(370)
Unrealized derivative losses (2)		12,246	(13,508)	(25,700)

Total decrease in net income resulting from derivatives		$(13,442)	$(23,583)	$(23,070)

(1)	This represents Interest Rate Swap amounts reclassified out of AOCI and into earnings. During 2008 and 2009 we discontinued hedge accounting for various Interest Rate Swaps at different times. By the first quarter of 2009 we discontinued hedge accounting for the remaining Interest Rate Swaps. During 2009 we reclassified $0.4 million out of AOCI relating to actual hedge settlements accounted for under hedge accounting. During 2011, 2010 and 2009 we reclassified $0.3 million, $1.8 million and $3.0 million for remaining AOCI that have been reclassified into earnings in the same period or periods relating to Interest Rate Swaps not designated for hedge accounting.
(2)	This activity represents unrealized gains in the natural gas midstream, cost of midstream gas purchased, interest expense and derivatives lines on our consolidated statements of income.

The following table summarizes the fair value of our derivative instruments, as well as the locations of these instruments on our consolidated balance sheets for the periods presented:

		Fair Values as of December 31, 2011		Fair Values as of December 31, 2010
	Balance Sheet Location	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Derivatives not designated as hedging instruments:
Interest rate contracts	Derivative assets/liabilities – current	$—	$1,433	$—	$7,647
Interest rate contracts	Derivative assets/liabilities – noncurrent	—	—	—	1,037
Commodity contracts	Derivative assets/liabilities – current	—	10,609	—	11,869
Commodity contracts	Derivative assets/liabilities – noncurrent	—	—	—	4,070

Total derivatives not designated as hedging instruments		$—	$12,042	$—	$24,623

Total fair value of derivative instruments		$—	$12,042	$—	$24,623

See Note 5, “Fair Value Measurement of Financial Instruments” for a description of how the above financial instruments are valued.

The following table summarizes interest expense for the periods presented:

	Year Ended December 31,
Source	2011	2010	2009
Interest on Revolver	$(15,352)	$(11,614)	$(16,546)
Interest on Senior Notes	(24,750)	(16,706)	—
Debt issuance costs	(5,779)	(5,278)	(4,392)
Bank fees	(1,748)	(1,294)	(585)
Interest rate swaps	—	(1,090)	(3,356)
Capitalized interest (1)	3,342	391	226

Total interest expense	$(44,287)	$(35,591)	$(24,653)

(1)	Capitalized interest primarily relates to the construction efforts on the Marcellus Shale and Panhandle systems.

The effects of derivative gains (losses), cash settlements of our natural gas midstream commodity derivatives and cash settlements of the Interest Rate Swaps are reported as adjustments to reconcile net income to net cash provided by operating activities on our consolidated statements of cash flows. We no longer utilize hedge accounting treatment for commodity or interest rate swap derivatives. These items are recorded in the “Total derivative losses (gains)” and “Cash receipts (payments) to settle derivatives” lines on the consolidated statements of cash flows.

The above hedging activity represents cash flow hedges. As of December 31, 2011, we did not own derivative instruments that were classified as fair value hedges or trading securities. In addition, as of December 31, 2011, we did not own derivative instruments containing credit risk contingencies.